Oppenheimer SteelPath MLP Funds Trust

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Supplement dated January 27, 2014

to the Prospectus and Statement of Additional Information, each dated June 28, 2013

Important Notice Regarding Change in Investment Policy

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of the above referenced funds (each, a “Fund” and collectively, the “Funds”) and is in addition to any other supplements.

Effective March 28, 2014:

1.	For each Fund listed above, the respective section of the Prospectus titled “Investment Objectives/Goals” is deleted in its entirety and replaced with:

Investment Objective. The Fund seeks total return.

2.	With regard to Oppenheimer SteelPath MLP Select 40 Fund, the section titled “Principal Investment Strategies of the Fund,” beginning on page 5 of the Prospectus, is deleted in its entirety and replaced with:
Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Manager follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”).

The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of a minimum of 40 MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund invests in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). The Fund may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. As a non-principal investment strategy, the Fund may purchase or sell derivatives, including swap agreements, structured notes, forward contracts, futures contracts and options, for hedging purposes or to collateralize cash.

The Manager manages the Fund to achieve investment returns that match or outperform the S&P 500® Index over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Manager seeks to avoid riskier MLPs. The Manager selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the underlying assets owned by the MLPs, and considering other factors such as liquidity. The Manager believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

The Manager relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Manager’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Manager generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Manager seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Manager will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

3.	With regard to Oppenheimer SteelPath MLP Alpha Fund, the section titled “Principal Investment Strategies of the Fund,” on page 13 of the Prospectus, is deleted in its entirety and replaced with:
Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Manager follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”).

The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in a concentrated portfolio of approximately twenty MLPs that primarily derive their revenue from businesses involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”). While the Fund principally invests in Midstream MLPs, it may invest in MLPs that primarily derive their revenue from other energy infrastructure assets and energy related assets or activities including: (1) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids; (2) the processing, treatment and refining of natural gas liquids and crude oil; and (3) owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. The Fund may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. As a non-principal investment strategy, the Fund may purchase or sell derivatives, including swap agreements, structured notes, forward contracts and options, for hedging purposes or to collateralize cash. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Manager relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Manager’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Manager generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Manager seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Manager will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

4.	With regard to Oppenheimer SteelPath MLP Income Fund, the section titled “Principal Investment Strategies of the Fund,” on page 20 of the Prospectus, is deleted in its entirety and replaced with:
Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Manager follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”).

The Fund seeks to achieve its investment objective by normally investing substantially all of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in larger, more liquid energy MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). While the Fund principally invests in larger, more liquid MLPs, it may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. As a non-principal investment strategy, the Fund may purchase or sell derivatives, including swap agreements, structured notes, forward contracts, futures contracts and options, for hedging purposes or to collateralize cash. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Manager relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Manager’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Manager generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Manager seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team, and which are not overly exposed to changes in commodity prices. The Manager will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

5.	With regard to Oppenheimer SteelPath MLP Alpha Plus Fund, the section titled “Principal Investment Strategies of the Fund,” on page 27 of the Prospectus, is deleted in its entirety and replaced with:
Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Manager follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”).

The MLP securities that the Fund invests in are common units representing limited partnership interests of “Midstream MLPs” which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. While the Fund principally invests in Midstream MLPs, it may invest in MLPs that primarily derive their revenue from other energy infrastructure assets and energy related assets or activities including: (1) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids; (2) the processing, treatment and refining of natural gas liquids and crude oil; and (3) owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. The Fund may invest in MLPs of all market capitalization ranges. In addition, the Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, the retail shares of actively-managed and index exchange-traded funds (“ETFs”), U.S. government securities, short-term fixed income securities, money market instruments, overnight and short-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and exchange traded notes (“ETN”) as investments or to provide asset coverage for its borrowings. As a non-principal investment strategy, the Fund may purchase or sell derivatives, including swap agreements, structured notes, forward contracts, futures contracts and options, for hedging purposes, to collateralize cash, to obtain exposure to MLPs or to obtain leverage. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund may borrow up to 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Manager relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Manager’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Manager generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Manager seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Manager will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

6.	The following sentence is deleted in its entirety from the section titled “Investment Policies” on page 44 of the Prospectus:

The Select 40 Fund, Alpha Fund and Income Fund each has a policy of investing, under normal circumstances, at least 90% of its net assets in securities consistent with its name.

7.	The section titled “Principal Investment Strategies of the Funds,” beginning on page 44 of the Prospectus, is deleted in its entirety.

8.	The following is deleted in its entirety from the subsection titled “Non-fundamental Investment Restrictions,” under the section “INVESTMENT POLICIES” in the SAI:

Each of Select 40 Fund, Alpha Fund and Income Fund adopted the following additional non-fundamental policies:

Select 40 Fund:

•	under normal circumstances, invests at least 90% of its net assets in the equity securities of a minimum of forty MLPs
•	will not employ any leverage for investment purposes
•	will not engage in short sales
•	will not invest more than 15% of its net assets in illiquid securities

Alpha Fund:

•	under normal circumstances, invests at least 90% of its net assets in the equity securities of MLPs
•	will not invest more than 10% of its total assets in any single issuer (as permitted by applicable law)
•	will not employ any leverage for investment purposes
•	will not engage in short sales
•	will not invest more than 15% of its net assets in illiquid securities

Income Fund:

•	under normal circumstances, invests at least 90% of its net assets in the equity securities of MLPs
•	will not invest more than 10% of its total assets in any single issuer (as permitted by applicable law)
•	will not employ any leverage for investment purposes
•	will not engage in short sales
•	will not invest more than 15% of its net assets in illiquid securities

January 27, 2014	PX0000.067